Definition of Terms in Fund Name	Jul. 20, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Sabrient Systems, LLC (“Sabrient”) is an independent equity research firm that builds powerful investment strategies by using a fundamentals-based, quantitative approach. The strategies are used to create rankings and ratings on more than 7,500 stocks, indices, sectors and ETFs. Their models are designed to identify those companies that are anticipated to outperform or underperform the market.

The Trust is a unit investment trust which invests in 13 top-ranked stocks that represent a cross-section of industries that Sabrient believes are positioned to perform well over the next 15-months. They are GARP stocks—stocks that they believe represent growth at a reasonable price—and they are meant to be held for the full 15-month term of the Trust. The list of 13 stocks is provided by Sabrient to the Sponsor. The Sponsor then performs a series of quality and liquidity screens to ensure suitability for inclusion in the Trust.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Sabrient’s selection process is based on the following seven concepts:

Select GARP Stocks: Sabrient uses the forward earnings outlook of a consensus of Wall Street analysts and adjusts the projected growth using a proprietary algorithm as of the date the portfolio was selected.

Evaluate Analysts’ Behavior: Evaluate the consensus of the analysts to determine how confident they are in the earnings estimate forecasts.

Estimate Long-Term Earnings Growth Rate: Estimate the secular growth rate of earnings (3–5 years) and divide that by the forward price to earnings ratio, so that they have confidence that the stock will still be selling at a price well above its current value within approximately 12 months. This assumes that there are no negative developments in the meantime.

Cost of Absolute Growth: Calculate the projected absolute growth of each of the next four quarters and determine the cost of absolute growth.

Growth Quality Rank (“GQR”): Use Sabrient’s proprietary GQR factor to measure the consistency and reliability of a company’s earnings history. Adjust rankings up/down for companies that display a higher/lower probability of meeting estimates and eliminate those with overly volatile earnings or negative “surprises.”

Earnings Quality Rank (“EQR”): Use EQR, Sabrient’s proprietary forensic accounting factor, to rank the conservatism of the company’s accounting. Eliminate companies that have overly aggressive accounting practices and penalize others with aggressive accounting practices.

Diversify by Sector and Industry: Lastly, diversify by sector and industry, allowing no more than approximately 30% of the portfolio to be invested in any one sector and no more than approximately 23% of the portfolio to be invested in any one industry, while also guarding against extreme sector tilts away from the benchmark’s allocations to reduce relative volatility.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities, depositary receipts and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.